FEDERATED INTERMEDIATE MUNICIPAL TRUST

(A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST)

SUPPLEMENT TO PROSPECTUS DATED JULY 31, 1998

At a meeting to be held on March 29, 1999, shareholders of the Intermediate Municipal Trust (the "Trust") which presently consists of one portfolio, Federated Intermediate Municipal Trust (the "Fund"), will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of April 1, 1999.

Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider proposals:

1.)To elect seven Trustees.

2.)To ratify the selection of the Trust's independent auditors.

3.)To make changes to the Trust's fundamental investment policies:

     a) To amend the Fund's fundamental investment policy on diversification of its investments;

     b) To make non-fundamental, and to amend, the Fund's policy regarding acquiring securities to exercise control of an issuer;

     c) To make non-fundamental, and to amend, the Fund's ability to invest in the securities of other investment companies; and

     d) To amend the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding.

4.)  To eliminate certain of the Fund's fundamental investment policies:

     a) To remove the Fund's fundamental investment policy on investing in new issuers;

     b) To remove the Fund's fundamental investment policy regarding concentration; and

     c) To remove the Fund's investment policy on investing in oil, gas, and minerals.

5.) To approve or disapprove an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, its series or classes without seeking shareholder approval.

                                                                January 22, 1999

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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 458810108
G02548-02 (1/99)